Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Finacial Risk Management Abstract [Abstract]
Summary of Maximum Exposure to Credit Risk
The Group’s maximum exposures to credit risk without consideration of collateral values in relation to financial instruments other than equity securities as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Financial assets
Due from financial institutions measured at amortized cost*	￦	28,362,387	￦	29,500,768
Financial assets at fair value through profit or loss:
Due from financial institutions measured at fair value through profit or loss		200,742		69,469
Securities measured at fair value through profit or loss		63,002,692		61,787,727
Loans measured at fair value through profit or loss		269,296		493,562
Financial instruments indexed to the price of gold		113,622		90,006
Derivatives		3,721,370		9,446,134
Loans measured at amortized cost*		417,900,273		436,530,502
Financial investments:
Securities measured at fair value through other comprehensive income		56,259,511		55,610,319
Securities measured at amortized cost*		44,471,628		58,288,734
Loans measured at fair value through other comprehensive income		313,604		363,144
Other financial assets*		10,755,350		11,209,350

		625,370,475		663,389,715

Off-balance sheet items
Acceptances and guarantees contracts		10,199,689		12,425,753
Financial guarantee contracts		6,892,464		8,297,042
Commitments		170,218,143		188,168,340

		187,310,296		208,891,135

	￦	812,680,771	￦	872,280,850

*	After netting of allowance

Summary of Credit Quality of Loans
Credit qualities of loans as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	111,284,284	￦	5,345,956	￦	3,705	￦	—	￦	116,633,945
Grade 2		68,050,042		7,847,126		4,338		—		75,901,506
Grade 3		5,323,745		2,850,266		2,949		—		8,176,960
Grade 4		586,857		1,037,461		7,570		—		1,631,888
Grade 5		12,877		352,046		2,143,708		—		2,508,631

		185,257,805		17,432,855		2,162,270		—		204,852,930

Retail
Grade 1		170,810,128		4,593,302		11,609		—		175,415,039
Grade 2		9,093,868		4,209,451		35,097		—		13,338,416
Grade 3		3,410,624		1,414,439		23,467		—		4,848,530
Grade 4		235,150		400,029		17,998		—		653,177
Grade 5		495,987		445,588		710,341		—		1,651,916

		184,045,757		11,062,809		798,512		—		195,907,078

Credit card
Grade 1		10,640,412		1,113,400		—		—		11,753,812
Grade 2		3,919,053		1,027,546		—		—		4,946,599
Grade 3		1,360,908		1,412,951		—		—		2,773,859
Grade 4		82,565		608,250		—		—		690,815
Grade 5		1,267		130,712		527,256		—		659,235

		16,004,205		4,292,859		527,256		—		20,824,320

		385,307,767		32,788,523		3,488,038		—		421,584,328

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		233,868		—		—		—		233,868
Grade 2		79,736		—		—		—		79,736
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		313,604		—		—		—		313,604

		313,604		—		—		—		313,604

	￦	385,621,371	￦	32,788,523	￦	3,488,038	￦	—	￦	421,897,932

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Loans measured at amortized cost*
Corporate
Grade 1	￦	134,487,020	￦	5,877,660	￦	3,372	￦	—	￦	140,368,052
Grade 2		65,627,866		8,585,346		4,480		—		74,217,692
Grade 3		4,054,715		3,221,267		14,693		—		7,290,675
Grade 4		570,670		922,748		34,298		—		1,527,716
Grade 5		11,910		419,058		1,959,706		—		2,390,674

		204,752,181		19,026,079		2,016,549		—		225,794,809

Retail
Grade 1		168,460,089		4,240,281		11,286		—		172,711,656
Grade 2		7,697,699		3,846,756		32,877		—		11,577,332
Grade 3		4,319,404		1,477,076		25,599		—		5,822,079
Grade 4		293,828		313,999		32,330		—		640,157
Grade 5		25,672		670,642		837,187		—		1,533,501

		180,796,692		10,548,754		939,279		—		192,284,725

Credit card
Grade 1		11,547,014		1,316,136		—		—		12,863,150
Grade 2		4,390,211		1,214,946		—		—		5,605,157
Grade 3		1,142,362		1,925,145		—		—		3,067,507
Grade 4		2,227		302,736		—		—		304,963
Grade 5		666		173,049		595,101		—		768,816

		17,082,480		4,932,012		595,101		—		22,609,593

		402,631,353		34,506,845		3,550,929		—		440,689,127

Loans measured at fair value through other comprehensive income
Corporate
Grade 1		303,317		—		—		—		303,317
Grade 2		59,827		—		—		—		59,827
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		363,144		—		—		—		363,144

		363,144		—		—		—		363,144

	￦	402,994,497	￦	34,506,845	￦	3,550,929	￦	—	￦	441,052,271

*	Before netting of allowance

Summary of Credit Quality of Loans Graded According to Internal Credit Ratings
Credit qualities of loans graded according to internal credit ratings as of December 31, 2021 and 2022, are as follows:

	Range of probability of default (%)	Retail	Corporate
Grade 1	0.0 ~ 1.0	1 ~ 5 grade	AAA ~ BBB+
Grade 2	1.0 ~ 5.0	6 ~ 8 grade	BBB ~ BB
Grade 3	5.0 ~ 15.0	9 ~ 10 grade	BB- ~ B
Grade 4	15.0 ~ 30.0	11 grade	B- ~ CCC
Grade 5	30.0 ~	12 grade or under	CC or under

Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans	Quantification of the extent to which collateral and other credit enhancements mitigate credit risk of loans as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	90,696,507	￦	6,604,758	￦	396,097	￦	97,697,362
Deposits and savings		5,723,090		98,389		79,229		5,900,708
Property and equipment		13,205,822		597,251		319,697		14,122,770
Real estate		182,139,890		13,736,634		1,990,847		197,867,371

	￦	291,765,309	￦	21,037,032	￦	2,785,870	￦	315,588,211

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
	(In millions of Korean won)
Guarantees	￦	100,396,614	￦	7,060,738	￦	301,688	￦	107,759,040
Deposits and savings		6,206,646		141,016		51,297		6,398,959
Property and equipment		14,648,523		1,002,291		180,103		15,830,917
Real estate		190,604,649		15,720,019		1,706,308		208,030,976

	￦	311,856,432	￦	23,924,064	￦	2,239,396	￦	338,019,892

Summary of Credit Quality of Securities Excluding Equity Securities
Credit qualities of securities exposed to credit risk other than equity securities among financial investments as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	43,427,028	￦	—	￦	—	￦	—	￦	43,427,028
Grade 2		1,039,757		—		—		—		1,039,757
Grade 3		1,371		7,641		—		—		9,012
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		44,468,156		7,641		—		—		44,475,797

Securities measured at fair value through other comprehensive income
Grade 1		51,490,960		—		—		—		51,490,960
Grade 2		4,682,582		—		—		—		4,682,582
Grade 3		42,861		3,973		—		—		46,834
Grade 4		39,135		—		—		—		39,135
Grade 5		—		—		—		—		—

		56,255,538		3,973		—		—		56,259,511

	￦	100,723,694	￦	11,614	￦	—	￦	—	￦	100,735,308

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Securities measured at amortized cost*
Grade 1	￦	56,448,267	￦	—	￦	—	￦	—	￦	56,448,267
Grade 2		1,845,339		—		—		—		1,845,339
Grade 3		1,288		—		—		—		1,288
Grade 4		—		—		—		—		—
Grade 5		—		—		—		—		—

		58,294,894		—		—		—		58,294,894

Securities measured at fair value through other comprehensive income
Grade 1		51,281,790		—		—		—		51,281,790
Grade 2		4,180,121		53,861		—		—		4,233,982
Grade 3		66,797		9,169		—		—		75,966
Grade 4		13,941		4,640		—		—		18,581
Grade 5		—		—		—		—		—

		55,542,649		67,670		—		—		55,610,319

	￦	113,837,543	￦	67,670	￦	—	￦	—	￦	113,905,213

*	Before netting of allowance

Summary of Credit Quality of Securities Excluding Equity Securities According to Credit Ratings External Rating Agencies
Credit qualities of securities other than equity securities, according to the credit ratings by external credit rating agencies as of December 31, 2021 and 2022, are as follows:

	Domestic				Foreign
Credit quality	KIS	NICE P&I	KAP	FnPricing Inc.	S&P	Fitch-IBCA	Moody’s
Grade 1	AA0 to AAA	AA0 to AAA	AA0 to AAA	AA0 to AAA	A- to AAA	A- to AAA	A3 to Aaa
Grade 2	A - to AA-	A - to AA-	A- to AA-	A- to AA-	BBB- to BBB+	BBB- to BBB+	Baa3 to Baa1
Grade 3	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BBB0 to BBB+	BB to BB+	BB to BB+	Ba2 to Ba1
Grade 4	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	BB0 to BBB-	B+ to BB-	B + to BB-	B1 to Ba3
Grade 5	BB - or under	BB- or under	BB- or under	BB- or under	B or under	B or under	B2 or under

Summary of Credit Quality Due Financial Institutions
Credit qualities of due from financial institutions as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	26,548,145	￦	—	￦	—	￦	—	￦	26,548,145
Grade 2		1,305,539		—		—		—		1,305,539
Grade 3		61,177		—		—		—		61,177
Grade 4		—		—		—		—		—
Grade 5		450,495		—		—		—		450,495

	￦	28,365,356	￦	—	￦	—	￦	—	￦	28,365,356

	December 31, 2022
	12-month expected credit losses		Lifetime expected credit losses				Not applying expected credit losses		Total
			Non-impaired		Impaired
	(In millions of Korean won)
Due from financial institutions measured at amortized cost*
Grade 1	￦	27,612,549	￦	—	￦	—	￦	—	￦	27,612,549
Grade 2		1,428,663		—		—		—		1,428,663
Grade 3		—		—		—		—		—
Grade 4		—		—		—		—		—
Grade 5		462,299		—		—		—		462,299

	￦	29,503,511	￦	—	￦	—	￦	—	￦	29,503,511

*	Before netting of allowance

Summary of Quantification Extent Collateral and Credit Enhancements Mitigate Credit Risk Derivatives
Quantification of the extent to which collateral mitigates credit risk of derivative financial instruments as of December 31, 2021 and 2022, are as follows:

	December 31, 202 1		December 31, 202 2
	(In millions of Korean won)
Deposits, savings, securities, and others	￦	834,175	￦	2,966,923

Summary of Groups Regional Loans	Classifications of loans by country as of December 31, 2021 and 2022, are as follows:

	December 31, 2021 *
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	191,601,232	￦	183,222,201	￦	20,766,535	￦	395,589,968	93.70	￦	(2,653,256)	￦	392,936,712
Europe		—		2,673,817		—		2,673,817	0.63		(29,015)		2,644,802
China		34,982		6,743,756		327		6,779,065	1.61		(34,316)		6,744,749
Japan		86		1,039,453		8		1,039,547	0.25		(2,227)		1,037,320
United States		—		3,555,723		—		3,555,723	0.84		(28,113)		3,527,610
Cambodia		1,985,808		3,115,992		—		5,101,800	1.21		(70,660)		5,031,140
Indonesia		1,666,850		3,710,586		55,520		5,432,956	1.29		(841,145)		4,591,811
Others		618,120		1,374,302		1,930		1,994,352	0.47		(25,323)		1,969,029

	￦	195,907,078	￦	205,435,830	￦	20,824,320	￦	422,167,228	100.00	￦	(3,684,055)	￦	418,483,173

	December 31, 2022 *
	Retail		Corporate		Credit card		Total		%	Allowances		Carrying amount
	(In millions of Korean won)
Korea	￦	186,948,909	￦	198,853,096	￦	22,562,372	￦	408,364,377	92.49	￦	(3,030,906)	￦	405,333,471
Europe		—		4,671,790		—		4,671,790	1.06		(25,689)		4,646,101
China		140,060		6,901,682		363		7,042,105	1.59		(39,025)		7,003,080
Japan		—		1,150,151		46		1,150,197	0.26		(1,755)		1,148,442
United States		—		5,130,629		—		5,130,629	1.16		(18,229)		5,112,400
Cambodia		2,610,472		3,768,170		—		6,378,642	1.44		(73,723)		6,304,919
Indonesia		1,735,571		2,896,037		43,023		4,674,631	1.06		(795,309)		3,879,322
Others		849,713		3,279,960		3,789		4,133,462	0.94		(173,989)		3,959,473

	￦	192,284,725	￦	226,651,515	￦	22,609,593	￦	441,545,833	100.00	￦	(4,158,625)	￦	437,387,208

*	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.

Summary of Groups Industrial Corporate Loans	Classifications of corporate loans by industry as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	22,059,895	10.74	￦	(32,856)	￦	22,027,039
Manufacturing		49,149,918	23.92		(510,762)		48,639,156
Service		86,926,095	42.31		(450,272)		86,475,823
Wholesale and retail		26,862,247	13.08		(257,541)		26,604,706
Construction		5,683,471	2.77		(228,803)		5,454,668
Public sector		2,070,960	1.01		(95,053)		1,975,907
Others		12,683,244	6.17		(311,629)		12,371,615

	￦	205,435,830	100.00	￦	(1,886,916)	￦	203,548,914

	December 31, 2022
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Financial institutions	￦	23,603,384	10.41	￦	(52,108)	￦	23,551,276
Manufacturing		53,301,044	23.52		(575,227)		52,725,817
Service		98,306,161	43.37		(479,440)		97,826,721
Wholesale and retail		29,665,900	13.09		(352,211)		29,313,689
Construction		6,909,315	3.06		(228,782)		6,680,533
Public sector		1,903,185	0.84		(84,423)		1,818,762
Others		12,962,526	5.71		(213,204)		12,749,322

	￦	226,651,515	100.00	￦	(1,985,395)	￦	224,666,120

Summary of Groups Retail and Credit Card Loans	Classifications of retail loans and credit card receivables as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing loan	￦	93,695,479	43.23	￦	(71,424)	￦	93,624,055
General loan		102,211,599	47.16		(933,571)		101,278,028
Credit card		20,824,320	9.61		(792,144)		20,032,176

	￦	216,731,398	100.00	￦	(1,797,139)	￦	214,934,259

	December 31, 2022
	Loans		%	Allowances		Carrying amount
	(In millions of Korean won)
Housing loan	￦	94,625,388	44.03	￦	(162,446)	￦	94,462,942
General loan		97,659,337	45.45		(1,172,942)		96,486,395
Credit card		22,609,593	10.52		(837,842)		21,771,751

	￦	214,894,318	100.00	￦	(2,173,230)	￦	212,721,088

Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by industry as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	28,365,356	100.00	￦	(2,969)	￦	28,362,387

		28,365,356	100.00		(2,969)		28,362,387

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		200,742	100.00		—		200,742

		200,742	100.00		—		200,742

Securities measured at fair value through profit or loss
Government and government funded institutions		16,101,187	25.56		—		16,101,187
Finance and insurance		35,025,800	55.59		—		35,025,800
Others		11,875,705	18.85		—		11,875,705

		63,002,692	100.00		—		63,002,692

Derivative financial assets
Government and government funded institutions		6,985	0.19		—		6,985
Finance and insurance		3,554,783	95.52		—		3,554,783
Others		159,602	4.29		—		159,602

		3,721,370	100.00		—		3,721,370

Securities measured at fair value through other comprehensive income
Government and government funded institutions		24,609,458	43.74		—		24,609,458
Finance and insurance		22,669,379	40.29		—		22,669,379
Others		8,980,674	15.97		—		8,980,674

		56,259,511	100.00		—		56,259,511

Securities measured at amortized cost
Government and government funded institutions		31,996,180	71.94		(34)		31,996,146
Finance and insurance		10,450,497	23.50		(3,337)		10,447,160
Others		2,029,120	4.56		(798)		2,028,322

		44,475,797	100.00		(4,169)		44,471,628

	￦	196,025,468		￦	(7,138)	￦	196,018,330

	December 31, 2022
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Finance and insurance	￦	29,503,511	100.00	￦	(2,743)	￦	29,500,768

		29,503,511	100.00		(2,743)		29,500,768

Due from financial institutions measured at fair value through profit or loss
Finance and insurance		69,469	100.00		—		69,469

		69,469	100.00		—		69,469

Securities measured at fair value through profit or loss
Government and government funded institutions		15,523,407	25.12		—		15,523,407
Finance and insurance		35,904,941	58.11		—		35,904,941
Others		10,359,379	16.77		—		10,359,379

		61,787,727	100.00		—		61,787,727

Derivative financial assets
Government and government funded institutions		58,060	0.61		—		58,060
Finance and insurance		8,987,835	95.15		—		8,987,835
Others		400,239	4.24		—		400,239

		9,446,134	100.00		—		9,446,134

Securities measured at fair value through other comprehensive income
Government and government funded institutions		25,001,019	44.96		—		25,001,019
Finance and insurance		21,034,862	37.83		—		21,034,862
Others		9,574,438	17.21		—		9,574,438

		55,610,319	100.00		—		55,610,319

Securities measured at amortized cost
Government and government funded institutions		37,167,849	63.76		(31)		37,167,818
Finance and insurance		18,624,970	31.95		(5,306)		18,619,664
Others		2,502,075	4.29		(823)		2,501,252

		58,294,894	100.00		(6,160)		58,288,734

	￦	214,712,054		￦	(8,903)	￦	214,703,151

Summary of Credit Risk Regional Concentration Due Financial Institutions and Securities Excluding Equity Securities Derivative	Classifications of due from financial institutions, securities other than equity securities, and derivative financial assets by country as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	21,051,229	74.21	￦	(574)	￦	21,050,655
United States		2,875,884	10.14		(136)		2,875,748
Others		4,438,243	15.65		(2,259)		4,435,984

		28,365,356	100.00		(2,969)		28,362,387

Due from financial institutions measured at fair value through profit or loss
Korea		200,742	100.00		—		200,742

		200,742	100.00		—		200,742

Securities measured at fair value through profit or loss
Korea		56,920,225	90.35		—		56,920,225
United States		3,334,888	5.29		—		3,334,888
Others		2,747,579	4.36		—		2,747,579

		63,002,692	100.00		—		63,002,692

Derivative financial assets
Korea		1,639,657	44.06		—		1,639,657
United States		753,896	20.26		—		753,896
France		370,787	9.96		—		370,787
Singapore		117,964	3.17		—		117,964
Japan		96,438	2.59		—		96,438
Others		742,628	19.96		—		742,628

		3,721,370	100.00		—		3,721,370

Securities measured at fair value through other comprehensive income
Korea		51,484,332	91.51		—		51,484,332
United States		1,417,898	2.52		—		1,417,898
Others		3,357,281	5.97		—		3,357,281

		56,259,511	100.00		—		56,259,511

Securities measured at amortized cost
Korea		41,912,154	94.24		(3,183)		41,908,971
United States		1,188,427	2.67		(466)		1,187,961
Others		1,375,216	3.09		(520)		1,374,696

		44,475,797	100.00		(4,169)		44,471,628

	￦	196,025,468		￦	(7,138)	￦	196,018,330

	December 31, 2022
	Amount		%	Allowances		Carrying amount
	(In millions of Korean won)
Due from financial institutions measured at amortized cost
Korea	￦	21,765,088	73.77	￦	(484)	￦	21,764,604
United States		2,248,004	7.62		(28)		2,247,976
Others		5,490,419	18.61		(2,231)		5,488,188

		29,503,511	100.00		(2,743)		29,500,768

Due from financial institutions measured at fair value through profit or loss
Korea		69,469	100.00		—		69,469

		69,469	100.00		—		69,469

Securities measured at fair value through profit or loss
Korea		56,691,217	91.75		—		56,691,217
United States		2,934,339	4.75		—		2,934,339
Others		2,162,171	3.50		—		2,162,171

		61,787,727	100.00		—		61,787,727

Derivative financial assets
Korea		4,830,565	51.14		—		4,830,565
United States		1,351,969	14.31		—		1,351,969
France		1,281,270	13.56		—		1,281,270
Singapore		212,710	2.25		—		212,710
Japan		435,592	4.61		—		435,592
Others		1,334,028	14.13		—		1,334,028

		9,446,134	100.00		—		9,446,134

Securities measured at fair value through other comprehensive income
Korea		51,039,864	91.78		—		51,039,864
United States		1,459,063	2.63		—		1,459,063
Others		3,111,392	5.59		—		3,111,392

		55,610,319	100.00		—		55,610,319

Securities measured at amortized cost
Korea		51,832,992	88.92		(4,046)		51,828,946
United States		3,919,413	6.72		(1,263)		3,918,150
Others		2,542,489	4.36		(851)		2,541,638

		58,294,894	100.00		(6,160)		58,288,734

	￦	214,712,054		￦	(8,903)	￦	214,703,151

Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging	Remaining contractual maturity of financial liabilities other than derivatives held for cash flow hedge, and off-balance
sheet items as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,939,584	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,939,584
Financial liabilities designated at fair value through profit or loss 1		9,149,396		—		—		—		—		—		9,149,396
Derivatives held for trading 1		3,509,789		—		—		—		—		—		3,509,789
Derivatives held for hedging 2		—		11,355		9,993		31,135		31,640		1,423		85,546
Deposits 3		204,616,202		16,556,213		31,123,968		111,140,222		10,157,238		1,329,120		374,922,963
Borrowings		8,504,084		17,807,785		5,825,350		13,861,238		10,380,171		1,003,369		57,381,997
Debentures		14,528		3,438,621		5,318,699		20,496,869		34,863,044		6,509,966		70,641,727
Lease liabilities		139		23,387		42,406		157,536		334,359		50,555		608,382
Other financial liabilities		217,874		22,953,515		203,897		354,876		934,389		372,745		25,037,296

	￦	228,951,596	￦	60,790,876	￦	42,524,313	￦	146,041,876	￦	56,700,841	￦	9,267,178	￦	544,276,680

Off-balance sheet items
Commitments 4	￦	170,218,143	￦	—	￦	—	￦	—	￦	—	￦	—	￦	170,218,143
Acceptances and guarantees contracts		10,199,689		—		—		—		—		—		10,199,689
Financial guarantee contracts 5		6,892,464		—		—		—		—		—		6,892,464

	￦	187,310,296	￦	—	￦	—	￦	—	￦	—	￦	—	￦	187,310,296

	December 31, 2022
	On demand		Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss 1	￦	2,193,210	￦	—	￦	—	￦	—	￦	—	￦	—	￦	2,193,210
Financial liabilities designated at fair value through profit or loss 1		10,078,394		—		—		—		—		—		10,078,394
Derivatives held for trading 1		9,209,537		—		—		—		—		—		9,209,537
Derivatives held for hedging 2		—		11,106		8,886		39,174		221,551		3,502		284,219
Deposits 3		170,489,726		29,911,835		45,245,496		131,765,097		17,979,299		1,129,024		396,520,477
Borrowings		7,831,474		23,821,330		7,676,952		19,120,861		12,839,302		1,159,432		72,449,351
Debentures		11,117		4,011,679		8,353,663		20,995,587		33,216,320		6,485,136		73,073,502
Lease liabilities		164		28,079		45,200		171,449		376,159		2,839		623,890
Other financial liabilities		179,241		17,938,781		368,218		447,898		907,643		428,310		20,270,091

	￦	199,992,863	￦	75,722,810	￦	61,698,415	￦	172,540,066	￦	65,540,274	￦	9,208,243	￦	584,702,671

Off-balance sheet items
Commitments 4	￦	188,168,340	￦	—	￦	—	￦	—	￦	—	￦	—	￦	188,168,340
Acceptances and guarantees contracts		12,425,753		—		—		—		—		—		12,425,753
Financial guarantee contracts 5		8,297,042		—		—		—		—		—		8,297,042

	￦	208,891,135	￦	—	￦	—	￦	—	￦	—	￦	—	￦	208,891,135

1
Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.

2	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
3	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
4	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
5	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.

Summary of Cash Flows of Derivatives Held for Cash Flow Hedging	Contractual cash flows of derivatives held for cash flow hedge as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	(102)	￦	(2,647)	￦	(252)	￦	24,812	￦	(11)	￦	21,800
Cash flow to be received of gross-settled derivatives		126,429		325,664		619,100		2,084,618		—		3,155,811
Cash flow to be paid of gross-settled derivatives		(130,919)		(329,546)		(630,023)		(1,428,759)		—		(2,519,247)

	December 31, 2022
	Up to 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Total
	(In millions of Korean won)
Cash flow to be received (paid) of net-settled derivatives	￦	1,534	￦	10,994	￦	25,749	￦	119,179	￦	3,526	￦	160,982
Cash flow to be received of gross-settled derivatives		10,932		30,311		1,003,755		2,894,502		—		3,939,500
Cash flow to be paid of gross-settled derivatives		(10,357)		(54,794)		(1,007,950)		(2,255,613)		—		(3,328,714)

Details of Financial Instruments that Have Not Been Converted to Alternative Interest Rate Benchmark
Details of financial instruments that have not been converted to alternative interest rate benchmark as of December 31, 202
2
, are as follows:

December 31, 2022
Exposure amount*
USD LIBOR

(In millions of Korean won)
Measured at fair value:
Financial assets at fair value through profit or loss	￦ —
Financial liabilities designated at fair value through profit or loss	—
Financial investments	22,800
Measured at amortized cost:
Loans	1,954,327
Borrowings and debentures	531,334
Others:
Derivative financial instruments	290,423

*	Financial instruments to be expired before transition to alternative interest rate benchmark are excluded.

Summary of Value at Risk
Ten-day
VaR at a 99% confidence level of interest rate risk, stock price risk, and currency risk for trading positions of Kookmin Bank for the years ended December 31, 2021 and 2022, are as follows:
Kookmin Bank

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Interest rate risk	￦	20,051	￦	6,372	￦	55,670	￦	16,534
Stock price risk		9,067		4,537		24,824		5,513
Currency risk		27,886		17,820		49,264		21,522
Diversification effect								(13,039)

Total VaR	￦	40,915	￦	15,986	￦	115,347	￦	30,530

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	34,923	￦	16,541	￦	64,356	￦	47,093
Stock price risk		8,606		5,142		11,061		9,407
Currency risk		24,054		14,428		41,815		41,189
Diversification effect								(5,140)

Total VaR	￦	49,701	￦	22,144	￦	99,436	￦	92,549

KB Securities Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Interest rate risk	￦	724,482	￦	657,094	￦	821,864	￦	821,864
Stock price risk		249,320		207,425		299,221		278,356
Currency risk		14,275		6,808		22,543		22,543
Commodity risk		88		3		210		19

	￦	988,165	￦	871,330	￦	1,143,838	￦	1,122,782

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	828,772	￦	755,379	￦	873,861	￦	755,379
Stock price risk		212,679		150,149		297,812		171,592
Currency risk		24,002		14,938		34,109		34,109
Commodity risk		116		41		229		41

	￦	1,065,569	￦	920,507	￦	1,206,011	￦	961,121

KB Insurance Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Interest rate risk	￦	5,445	￦	3,854	￦	6,553	￦	5,906
Currency risk		34,560		28,035		40,853		40,853

	￦	40,005	￦	31,889	￦	47,406	￦	46,759

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	4,728	￦	3,159	￦	6,450	￦	3,159
Currency risk		28,413		14,768		39,701		14,768

	￦	33,141	￦	17,927	￦	46,151	￦	17,927

KB Kookmin Card Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Currency risk	￦	13,029	￦	7,744	￦	16,094	￦	15,637

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Currency risk	￦	18,430	￦	16,483	￦	21,890	￦	21,341
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Currency risk	￦	4,676	￦	1,337	￦	7,211	￦	6,963

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Currency risk	￦	4,253	￦	853	￦	8,931	￦	8,931
KB Asset Management Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Currency risk	￦	2,151	￦	1,053	￦	3,085	￦	2,405

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Currency risk	￦	2,426	￦	1,607	￦	2,823	￦	2,455
KB Capital Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Currency risk	￦	1,121	￦	867	￦	1,280	￦	1,280

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Currency risk	￦	1,905	￦	1,298	￦	2,128	￦	2,045
KB Life Insurance Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Interest rate risk	￦	2,095	￦	1,072	￦	2,932	￦	1,072
Currency risk		4,216		1,725		6,651		6,378

	￦	6,311	￦	2,797	￦	9,583	￦	7,450

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	545	￦	—	￦	1,476	￦	—
Currency risk		4,355		993		6,799		993

	￦	4,900	￦	993	￦	8,275	￦	993

KB Investment Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Stock price risk	￦	5,114	￦	3,518	￦	10,518	￦	10,518
Currency risk		13,706		11,269		18,452		18,301

	￦	18,820	￦	14,787	￦	28,970	￦	28,819

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Stock price risk	￦	9,406	￦	8,002	￦	10,685	￦	8,438
Currency risk		21,993		18,883		24,384		21,727

	￦	31,399	￦	26,885	￦	35,069	￦	30,165

KB Data System Co., Ltd.

	2021
	Average		Minimum		Maximum		Dec. 31, 2021

	(In millions of Korean won)
Stock price risk	￦	177	￦	—	￦	231	￦	231

	2022
	Average		Minimum		Maximum		Dec. 31, 2022

	(In millions of Korean won)
Stock price risk	￦	198	￦	155	￦	228	￦	155

Summary of Required Equity Capital not Measured by Value at Risk	Kookmin Bank

	December 31, 2021		December 31, 2022

	(In millions of Korean won)
Interest rate risk	￦	25,432	￦	18,545
Stock price risk		6		4,686
Currency risk		46,173		70,757

	￦	71,611	￦	93,988

Summary of Changes in Equity and Earnings from Interest Rate Risk
(a) Kookmin Bank
ΔEVE is calculated by applying six interest rate shock and stress scenarios, and ΔNII is calculated by applying parallel shock up and parallel shock down scenarios. Results as of December 31, 2021 and 2022 are as follows:

	December 31, 2021				December 31, 2022
	Δ EVE		Δ NII		Δ EVE		Δ NII

	(In millions of Korean won)
Scenario 1 (Parallel shock up)	￦	936,965	￦	564,771	￦	165,634	￦	162,959
Scenario 2 (Parallel shock down)		—		—		290,330		—
Scenario 3 (Short rates down, long rates up)		273,951				266,737
Scenario 4 (Short rates up, long rates down)		311,497				268,261
Scenario 5 (Short rates shock up)		568,246				288,737
Scenario 6 (Short rates shock down)		345,987				132,998
Maximum out of six scenarios		936,965		564,771		290,330		162,959
Basic capital		30,491,173				31,176,032

Summary of Interest Rate Value at Risk
(b)
Non-bank
subsidiaries
ΔEVE is maximum out of six interest rate shock and stress scenarios, and ΔNII is maximum of parallel shock up and parallel shock down scenarios. Results as of December 31, 2021 and 2022 are as follows:

	December 31, 2021				December 31, 2022
	Δ EVE		Δ NII		Δ EVE		Δ NII

	(In millions of Korean won)
KB Securities Co., Ltd.	￦	173,199	￦	272,676	￦	37,498	￦	242,200
KB Insurance Co., Ltd.		939,720		37,119		182,310		44,405
KB Kookmin Card Co., Ltd.		93,232		225,581		96,282		244,602
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)		611,930		24,135		354,982		24,609
KB Capital Co., Ltd.		105,728		41,112		126,535		50,800
KB Life Insurance Co., Ltd.		143,393		33,942		73,277		35,645
KB Savings Bank Co., Ltd.		20,077		786		5,320		14,976

Summary of Financial Instruments Foreign Currencies
Details of financial instruments denominated in foreign currencies and translated into Korean won as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	USD		JPY		EUR		GBP		CNY		Others		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	6,995,653	￦	420,964	￦	482,144	￦	96,951	￦	570,186	￦	1,646,253	￦	10,212,151
Financial assets at fair value through profit or loss		7,217,843		12,047		514,047		11,024		16,113		261,029		8,032,103
Derivatives held for trading		222,759		221		44,384		534		5,549		21,762		295,209
Derivatives held for hedging		104,091		—		—		—		—		4,541		108,632
Loans measured at amortized cost		26,605,737		597,413		1,777,967		234,612		1,774,589		6,518,650		37,508,968
Financial assets at fair value through other comprehensive income		6,604,010		5,152		121,573		6,272		536,747		405,391		7,679,145
Financial assets at amortized cost		2,267,233		—		300,856		—		48,435		710,950		3,327,474
Other financial assets		1,893,691		37,036		100,041		7,082		69,307		252,337		2,359,494

	￦	51,911,017	￦	1,072,833	￦	3,341,012	￦	356,475	￦	3,020,926	￦	9,820,913	￦	69,523,176

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,496,712	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,496,712
Derivatives held for trading		376,230		6,099		61,941		19,833		18,223		117,217		599,543
Derivatives held for hedging		42,470		—		—		—		—		—		42,470
Deposits		21,324,104		900,044		1,873,026		106,456		1,943,015		5,402,000		31,548,645
Borrowings		15,597,440		456,029		386,023		496,084		—		2,176,532		19,112,108
Debentures		6,366,475		—		1,338,391		—		102,443		708,353		8,515,662
Other financial liabilities		1,834,429		23,158		140,779		16,543		93,933		211,516		2,320,358

	￦	47,037,860	￦	1,385,330	￦	3,800,160	￦	638,916	￦	2,157,614	￦	8,615,618	￦	63,635,498

Off-balance sheet items	￦	19,149,581	￦	353	￦	262,116	￦	2,991	￦	250,239	￦	844,384	￦	20,509,664

	December 31, 2022
	USD		JPY		EUR		GBP		CNY		Others		Total

	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	6,334,501	￦	461,826	￦	456,888	￦	97,502	￦	645,271	￦	2,324,691	￦	10,320,679
Financial assets at fair value through profit or loss		6,098,956		2,443		601,726		59,263		7,110		330,779		7,100,277
Derivatives held for trading		636,456		159		10,412		10		19,053		167,796		833,886
Derivatives held for hedging		251,522		—		—		—		—		22,522		274,044
Loans measured at amortized cost		32,995,825		683,705		2,813,855		755,912		1,944,500		6,596,283		45,790,080
Financial assets at fair value through other comprehensive income		5,326,003		—		9,091		5,677		556,052		972,787		6,869,610
Financial assets at amortized cost		5,841,305		—		322,755		37,816		60,013		1,316,707		7,578,596
Other financial assets		1,878,542		292,727		360,469		25,289		116,049		368,272		3,041,348

	￦	59,363,110	￦	1,440,860	￦	4,575,196	￦	981,469	￦	3,348,048	￦	12,099,837	￦	81,808,520

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	1,143,413	￦	—	￦	—	￦	—	￦	—	￦	—	￦	1,143,413
Derivatives held for trading		893,781		9,016		81,119		17,072		6,868		264,833		1,272,689
Derivatives held for hedging		130,784		—		—		—		—		—		130,784
Deposits		25,706,364		1,339,119		1,429,567		344,824		2,307,068		5,238,485		36,365,427
Borrowings		19,700,039		458,856		446,968		588,324		266,727		2,442,313		23,903,227
Debentures		7,771,068		—		2,041,517		—		36,288		975,891		10,824,764
Other financial liabilities		3,615,838		266,569		190,103		14,521		126,752		435,606		4,649,389

	￦	58,961,287	￦	2,073,560	￦	4,189,274	￦	964,741	￦	2,743,703	￦	9,357,128	￦	78,289,693

Off-balance sheet items	￦	23,777,728	￦	—	￦	243,431	￦	102,232	￦	220,890	￦	774,154	￦	25,118,435

Summary of Objectives Policies and Processes for Managing Capital
The Group complies with the capital adequacy standard established by the financial supervisory authority. This capital adequacy standard is based on Basel III revised by Basel Committee on Banking Supervision in Bank for International Settlements (“BIS”) in June 2011 and was implemented in Korea in December 2013. According to this standard, the Group is required to maintain a minimum capital adequacy ratio to risk-weighted assets (Common Equity Tier 1 Capital ratio of 8.0%, Tier 1 Capital ratio of 9.5%, and Total Capital ratio of 11.5%) as of December 31, 2022.

The Group’s capital is classified into three categories in accordance with the Detailed Regulations on Supervision of Financial Holding Companies as follows:

•
Common Equity Tier 1 Capital: Common equity Tier 1 Capital is the first to take losses of the Group and is the last to be compensated in liquidation of the Group and not repaid except for liquidation. It includes capital, capital surplus, retained earnings, non-controlling
interests of the consolidated subsidiaries, accumulated other comprehensive income, and other capital surplus, etc.

•
Additional Tier 1 Capital: Additional Tier 1 Capital includes capital, capital surplus, etc. related to the issuance of capital securities of a permanent nature that meets the conditional capital securities requirements.

•
Tier 2 Capital: Tier 2 Capital means capital that can compensate for losses of the Group upon liquidation, including (a) the amount of subordinated bonds with maturity of not less than 5 years that meet the conditional capital securities requirements, and (b) the allowances for credit losses accumulated on the loans which are classified as normal or precautionary in accordance with Regulations on Supervision of Financial Holding Companies, and others.

The risk-weighted assets are the magnitude of the amount of risk inherent in the total asset held by the Group. The Group calculates risk-weighted assets by each risk (credit risk, market risk, and operational risk) based on the Detailed Regulations on Supervision of Financial Holding Companies and uses them to calculate capital adequacy ratio.
The Group evaluates and manages capital adequacy through separate internal policies. The evaluation of capital adequacy compares the size of available capital (the amount of capital actually available) to the size of internal capital (the amount of capital required to cover all the significant risks faced by the Group under its target credit rating), which monitors financial soundness and provides a risk-adjusted performance measurement basis.
Internal capital refers to the capital required to prevent the insolvency from future unexpected losses. The Group operates a system to measure, allocate, and manage internal capital to major subsidiaries by risk type.
The Risk Management Committee of the Group determines the risk appetite of the Group, allocates internal capital by risk type and major subsidiaries, and major subsidiaries operate capital efficiently within the range of the allocated internal capital. The Risk Management Department of the Group monitors internal capital limit management and reports it to management and the Risk Management Committee. If the limit of internal capital is expected to be exceeded due to new businesses or business expansion, the Group’s capital adequacy management is carried out through review and approval by the Risk Management Committee in advance.
Details of the Group’s capital adequacy ratio in accordance with Basel III requirements as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022

	(In millions of Korean won)
Total Capital:	￦	45,882,765	￦	48,969,952
Tier 1 Capital		42,305,442		45,032,020
Common Equity Tier 1 Capital		39,144,259		40,103,660
Additional Tier 1 Capital		3,161,183		4,928,360
Tier 2 Capital		3,577,323		3,937,932
Risk-Weighted Assets:		290,913,570		302,967,993
Total Capital ratio (%):		15.77		16.16
Tier 1 Capital ratio (%)		14.54		14.86
Common Equity Tier 1 Capital ratio (%)		13.46		13.24

Summary of Nature and Extent of Risks Arising from Financial Instruments
4.2.1 Overview of credit risk
Credit risk is the risk of loss from the portfolio of assets held due to the counterparty’s default, breach of contract, and deterioration of credit quality. For risk management purposes, the Group manages all factors of credit risk exposure, such as default risk of individual borrowers, country risk, and risk of specific sectors in an integrated way.
4.2.2 Credit risk management
The Group measures the expected loss and internal capital for the assets subject to credit risk management, including on-balance
and
off-balance
assets, and uses them as management indicators. The Group allocates and manages credit risk internal capital limits.
In addition, to prevent excessive concentration of exposures by borrower and industry, the total exposure limit at the Group level is introduced, applied, and managed to control the credit concentration risk.
All of the Kookmin Bank’s loan customers (individuals and corporates) are assigned a credit rating and managed by a comprehensive internal credit evaluation system. For individuals, the credit rating is evaluated by utilizing personal information, income and job information, asset information, and bank transaction information. For corporates, the credit rating is evaluated by analyzing and utilizing financial and non-financial
information which measures current and future corporate value and ability to repay the debt. Also, the extent to which corporates have the ability to meet debt obligations is comprehensively considered.
The credit rating, once assigned, serves as the fundamental instrument in Kookmin Bank’s credit risk management, and is applied in a wide range of credit risk management processes, including credit approval, credit limit management, loan pricing, and assessment of allowances for credit losses. For corporates, Kookmin Bank conducts a regular credit evaluation at least once a year, and the review and supervision departments regularly validate the adequacy of credit ratings to manage credit risks.
KB Kookmin Card Co., Ltd.’s credit scoring system is divided into Application Scoring System (“ASS”) and Behavior Scoring System (“BSS”). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the ASS credit rating is above the standard. KB Kookmin Card Co., Ltd.’s internal information, external information from the credit bureau company and others, and personal information on the application are used to calculate the ASS credit rating. The BSS, which is recalculated on a weekly basis, predicts the delinquency probability of cardholders, and utilizes it to monitor cardholders and portfolio risk.
4.3.1 Overview of liquidity risk
Liquidity risk is a risk that the Group becomes insolvent due to the mismatch between the inflow and outflow of funds, unexpected cash outflows, or a risk of loss due to financing funds at a high interest rate or disposing of securities at an unfavorable price due to lack of available funds. The Group manages its liquidity risk through analysis of the contractual maturity of interest-bearing assets and liabilities, assets and liabilities related to the other inflows and outflows of funds, and off-balance
sheet items related to the inflows and outflows of funds such as currency derivative instruments and others.
4.3.2 Liquidity risk management and indicator
The liquidity risk is managed by risk management policies and liquidity risk management guidelines set forth in these policies that apply to all risk management policies and procedures that may arise throughout the overall business of the Group.
The Group calculates and manages liquidity ratio and others for all transactions and off-balance
transactions related to liquidity, that affect the cash flows in Korean won and foreign currency funds raised and operated for the management of liquidity risks and periodically reports them to the Risk Management Committee.
4.4.1 Concept
Market risk refers to risks that can result in losses due to changes in market factors such as interest rate, stock price, and foreign exchange rate, etc., which arise from securities, derivatives, and others. The most significant risks associated with trading positions are interest rate risk, currency risk, and additional risks include stock price risk. The non-trading
position is also exposed to interest rate risk. The Group manages the market risks by dividing them into those arising from the trading position and those arising from the non-trading
position. The above market risks are measured and managed by each subsidiary.
4.4.2 Risk management
The Group sets and monitors internal capital limits for market risk and interest rate risk to manage the risks of trading and non-trading
positions. In order to manage market risk efficiently, the Group maintains risk management systems and procedures such as trading policies and procedures, market risk management guidelines for trading positions, and interest rate risk management guidelines for non-trading
positions. The entire process is carried out through consultation with the Risk Management Council and approval by the Risk Management Committee of the Group.
In the case of Kookmin Bank, a major subsidiary, the Risk Management Council establishes and enforces overall market risk management policies for market risk management and decides to establish position limits, loss limits, VaR limits, and approves non-standard
new products. In addition, the Market Risk Management Subcommittee, chaired by Chief Risk Officer (“CRO”), is a practical decision-making body for market risk management and determines position limits, loss limits, VaR limits, sensitivity limits, and scenario loss limits for each department of the business group.
Kookmin Bank’s Asset-Liability Management Committee (“ALCO”) determines interest rate and commission operating standards and Asset Liability Management (“ALM”) operation policies and enacts and revises relevant guidelines. The Risk Management Committee and the Risk Management Council monitor the establishment and enforcement of ALM risk management policies and enact and revise ALM risk management guidelines. Interest rate risk limits are set based on future asset and liability positions and expected interest rate volatility, which reflect annual business plans. The ALM Department and the Risk Management Department regularly measure and monitor interest rate risk and report the status and limit of interest rate risk including changes in Economic Value of Equity (“ΔEVE”), changes in Net Interest Income (“ΔNII”), and duration gap to the ALCO and the Risk Management Council on a monthly basis, and to the Risk Management Committee on a quarterly basis. To ensure the adequacy of interest rate risk and liquidity risk management, the Risk Management Department assigns the limits, monitors and reviews the procedures and tasks of ALM operations conducted by the ALM department, and reports related matters to the management independently.
Kookmin Bank is closely monitoring the outputs of various industry groups and markets that manage the transition to the new interest rate benchmark, including announcements by LIBOR regulation authority and various consultative bodies related to the transition to alternative interest rate. In response to these announcements, Kookmin Bank has completed most of the transition and replacement plans according to LIBOR transition programs and plans consisting of major business areas such as finance, accounting, tax, legal, IT, and risk. The program is under the control of the CFO and related matters are reported to the board of directors and consultative bodies with senior management as members. Kookmin Bank continues its efforts as a market participant to actively express opinions so that the index interest rate benchmark reform can be carried out in the direction of minimizing the financial and non-financial
impacts and operational risks and minimizing confusion among stakeholders.
4.4.3.1 Definition of a trading position
The trading position, which is subject to market risk management, is the trading position defined in “Trading Policy and Guidelines” and the basic requirements for the trading position are as follows:

•	The target position has no restrictions on the sale, and the daily fair value assessment should be made, and the embedded significant risk can be hedged in the market.
•	The trading position classification criteria should be clearly defined in the Trading Policy and Guidelines, and the trading position should be managed by a separate trading department.

•	The target position must be operated according to the documented trading strategy and the management of position limit must be carried out.

•
The specialized dealer or operating department shall have the authority to execute the transaction without prior approval from the Risk Management Department, etc. within the predetermined limits of the target position.

•	The target positions should be periodically reported to management for risk management of the Group.
4.4.3.4 Details of risk factors
(a) Interest rate risk
Interest rate risk for trading positions usually arises from debt securities denominated in Korean won. The Group’s trading strategy is to gain short-term trading gains from interest rate fluctuations. The Group manages interest rate risk associated with trading accounts using VaR and sensitivity analysis (Price Value of a Basis Point: PVBP).
(b) Stock price risk
Stock price risk occurs mainly in trading stocks denominated in Korean won. The portfolio of trading stocks denominated in Korean won consists of stocks listed on the exchange and derivatives linked to stocks and is managed by strict distributed investment limits.
(c) Currency risk
Currency risk arises from holding assets and liabilities which are denominated in foreign currency, and currency-related derivatives. Most of the net foreign currency exposures occur in the US dollars and the Chinese Yuan. The Group also manages net foreign exchange exposures across trading and non-trading
portfolios by setting a net foreign currency exposure limit at the same time setting a loss limit.
4.5.1 Concept
Operational risk of the Group refers to the risk of loss that may occur due to improper or incorrect internal procedures, personnel, systems or external events. Operational risk management plays a role in enhancing the stability and soundness of financial institutions by managing the appropriate level of capital and supplementing the internal control system.
4.5.2 Risk management
The purpose of operational risk management is not only to comply with supervisory and regulatory requirements, but also to spread risk management culture, strengthen internal control, improve processes, and provide timely feedback to management and all employees. The Parent Company manages the Group’s overall operational risk, and each subsidiary establishes and implements operational risk management policies according to its own risk level and implements and operates related systems. The Group Risk Management Committee establishes and allocates risk capital of operational risk for each subsidiary, and subsidiaries manage operational risks at an appropriate level within the allocated risk capital.
In order to establish a credit risk management system, the Group manages credit risk by forming a separate risk management organization. In particular, independently of the Sales Group, the Credit Management & Analysis Group of Kookmin Bank, a subsidiary, is in charge of loan policy, loan system, credit rating, credit analysis, follow-up
management, and corporate restructuring. The Risk Management Group of Kookmin Bank is responsible for establishing policies on credit risk management, measuring and limiting internal capital of credit risk, setting credit limits, credit review, and verification of credit rating models.

Disclosure of Classification of time buckets of cash flows [ Table Text Block]
(Classification of time buckets of cash flows (19 buckets in total))

Time bucket intervals (D:Day M:Months Y:Years t cf :Repricing date)
Short-term rates	1D (0.0028Y)	1D< t cf ≤1M (0.0417Y)	1M< t cf ≤3M (0.1667Y)	3M< t cf ≤6M (0.375Y)	6M< t cf ≤9M (0.625Y)	9M< t cf ≤1Y (0.875Y)	1Y< t cf ≤1.5Y (1.25Y)	1.5Y< t cf ≤2Y (1.75Y)

Medium-term rates	2Y< t cf ≤3Y (2.5Y)	3Y< t cf ≤4Y (3.5Y)	4Y< t cf ≤5Y (4.5Y)	5Y< t cf ≤6Y (5.5Y)	6Y< t cf ≤7Y (6.5Y)

Long-term rates	7Y< t cf ≤8Y (7.5Y)	8Y< t cf ≤9Y (8.5Y)	9Y< t cf ≤10Y (9.5Y)	10Y< t cf ≤15Y (12.5Y)	15Y< t cf ≤20Y (17.5Y)	t cf >20Y (25Y)

*	The number in brackets is the time bucket’s midpoint.

Disclosure of core deposit and average maturity by category fornonmaturitydeposits [Table Text Block]
(Caps on core deposit and average maturity by category for
non-maturity
deposits)

	Cap on proportion of core deposits (%)	Cap on average maturity of core deposits (years)

Retail/transactional	90	5
Retail/non-transactional	70	4.5
Wholesale	50	4